Leases (Details) - Schedule of Maturity Analysis of Company's Lease Liabilities € in Thousands, $ in Thousands	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($) [1]	Dec. 31, 2023 EUR (€)
Schedule of Maturity Analysis of Company's Lease Liabilities [Line Items]
Lease liabilities	€ 26,376
Current maturities of lease liabilities	757	$ 810	€ 700
Long-term lease liabilities	25,619	$ 27,399	€ 23,680
Less than one year [Member]
Schedule of Maturity Analysis of Company's Lease Liabilities [Line Items]
Lease liabilities	757
One to five years [Member]
Schedule of Maturity Analysis of Company's Lease Liabilities [Line Items]
Lease liabilities	3,267
More than five years [Member]
Schedule of Maturity Analysis of Company's Lease Liabilities [Line Items]
Lease liabilities	€ 22,352

[1]	Convenience translation into US$ (exchange rate as at June 30, 2024: EUR 1 = US$ 1.069)